Financial Instruments, Risk Management and Capital Management - Summary of Groups Exposure to Foreign Currency Changes for all Other Currencies (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
USD [Member]
Disclosure Of Groups Exposure To Foreign Currency Changes For All Other Currencies [Line Items]
Percent Of Increase In Foreign Exchanger Rates	30.00%	30.00%
Percent Of Decrease In Foreign Exchange Rates	30.00%	30.00%
Effect On Profit Before Tax Due To Increase In Foreign Exchange Rates	₽ 20,373	₽ 35
Effect On Profit Before Tax Due To Decrease In Foreign Exchange Rates	₽ (20,373)	₽ (35)
EUR [Member]
Disclosure Of Groups Exposure To Foreign Currency Changes For All Other Currencies [Line Items]
Percent Of Increase In Foreign Exchanger Rates	30.00%	30.00%
Percent Of Decrease In Foreign Exchange Rates	30.00%	30.00%
Effect On Profit Before Tax Due To Increase In Foreign Exchange Rates	₽ (11)	₽ 2
Effect On Profit Before Tax Due To Decrease In Foreign Exchange Rates	₽ 11	₽ (2)